Segment Information - Schedule of Segment Reporting Information by Segment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Net revenues:
Total net revenues	¥ 5,909,019	$ 844,979	¥ 5,625,919	¥ 5,389,208
Cost of revenues:
Total cost of revenues	(3,292,191)	(470,777)	(2,877,428)	(2,621,746)
Gross profit:
Total gross profit	2,616,828	374,202	2,748,491	2,767,462
Operating Expenses [Abstract]
Sales and marketing expenses	(1,684,323)	(240,855)	(1,872,586)	(2,268,428)
Research and development expenses	(514,232)	(73,535)	(539,998)	(743,364)
General and administrative expenses	(196,964)	(28,165)	(187,086)	(221,996)
Total operating expenses	(2,395,519)	(342,555)	(2,599,670)	(3,233,788)
(Loss)/Income from operations	221,309	31,647	148,821	(466,326)
Interest income	2,428	347	3,919	8,348
Interest expense	(62,972)	(9,005)	(73,090)	(69,472)
Others, net	(47,134)	(6,740)	1,585	(11,578)
(Loss)/Income before tax	113,631	16,249	81,235	(539,028)
Learning services [Member]
Net revenues:
Total net revenues	2,630,571	376,167	2,747,290	3,148,114
Cost of revenues:
Total cost of revenues	(1,046,214)	(149,607)	(1,060,177)	(1,159,357)
Gross profit:
Total gross profit	1,584,357		1,687,113	1,988,757
Smart devices [Member]
Net revenues:
Total net revenues	739,644	105,768	903,669	909,192
Cost of revenues:
Total cost of revenues	(396,456)	(56,692)	(553,620)	(552,810)
Gross profit:
Total gross profit	343,188		350,049	356,382
Online marketing services [Member]
Net revenues:
Total net revenues	2,538,804	363,044	1,974,960	1,331,902
Cost of revenues:
Total cost of revenues	(1,849,521)	$ (264,478)	(1,263,631)	(909,579)
Gross profit:
Total gross profit	¥ 689,283		¥ 711,329	¥ 422,323